12. Flow-Through Share Liability (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Increase Decrease in Flow-through share liability		$ 3,637,149
Eligible Expenditures for the Flow-Through Share Liability	$ 2,457,316
Premium on flow-through shares	1,159,632	(1,159,632)	$ 0	$ 0
Flow-through share liability	$ 2,477,517	$ 2,477,517	$ 0